Other Current Assets (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Other Current Assets
Tax receivables	$ 22.8	$ 8.1
Prepaid expenses	2.3	2.5
Debt issue costs	0.4	0.4
Other current assets	$ 25.5	$ 11.0